Capital Structure - Aspire Capital Transaction (Details) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 08, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Class of Stock [Line Items]
Number of shares sold under purchase agreement		14,114,859		9,434,141
Proceeds from sale of stock		$ 1,693,498	$ 0
Common Stock Purchase Agreement
Class of Stock [Line Items]
Maximum value of common stock purchases committed to by counterparty	$ 15,000,000.0
Term of the common stock purchase agreement	30 months
Number of shares sold under purchase agreement	250,000	965,165		763,998
Price per share (usd per share)	$ 4.00
Gross proceeds	$ 1,000,000	$ 789,000
Number of shares of common stock issued as commitment fee	175,000
Proceeds from sale of stock				$ 1,900,000